Summary of Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Consolidated financial statements, percentage		100.00%
Equity interest percentage, description	Mr. Weiguang Yang, Zhongchao Yixin and Zhongren Yixin hold 19%, 20% and 10% of the equity interest of Shanghai Jingyi on behalf of Shanghai Zhongxun, respectively, after November 2020. As a result, the Company owns 100% of Shanghai Zhongxin’s equity interest.
Wrote off against accounts receivables		$ 336,367
Minority equity interest			$ (46,617)
Depreciation		5.00%
Employee benefits		$ 310,637	497,402	$ 476,765
Research and development costs		816,553	864,320	1,447,949
Advertising expenses		2,851,648	2,670,397	1,989,895
Government grants			101,330	552,277
Government grant income		$ 325,992	$ 506,652
Value added tax		6.00%
Uncertain tax position		An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.
Number of reportable segments		1
Cash and cash equivalents		$ 15,072,947
Deposited in financial institutions		$ 6,717,940
Mr. Weiguang Yang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage		19.00%
Shanghai Jingyi [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling equity interest	49.00%		49.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority equity interest		$ 0.05
Maximum [Member] | Mr. Weiguang Yang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage		70.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority equity interest		$ 0.03
Minimum [Member] | Mr. Weiguang Yang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage		30.00%